Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 168,297,245.08
Previously Paid Amount	0.00
Total Fee Amount	23,241.85
Total Offset Amount	3,942.00
Net Fee	$ 19,299.85
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A